Pension and Post-Retirement and Post-Employment Benefits - Additional Information (Details) - CAD ($) $ in Millions		3 Months Ended		12 Months Ended
	Jan. 01, 2016	Jun. 30, 2023	Mar. 31, 2022	Dec. 31, 2023	Dec. 31, 2022
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Contributions by company to the plan				$ 4	$ 3
Pension plan average pensionable earnings (in years)				3 years
New pension plan average pensionable earnings (in years)				5 years
Annual pension plan contributions				$ 69	$ 89
Estimated annual pension plan contributions for 2024				71
Estimated annual pension plan contributions for 2025				73
Estimated annual pension plan contributions for 2026				75
Estimated annual pension plan contributions for 2027				77
Estimated annual pension plan contributions for 2028				80
Estimated annual pension plan contributions for 2029				$ 83
Percentage of assets to ascertain concentration of credit risk				10.00%	10.00%
Loss on derivative, net				$ (2)	$ (3)
Foreign Exchange Contract [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Notional value				375	355
Loss on derivative, net				0	4
Corporate Debt Securities [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Pension plan				19	21
Debt Securities [Member] | Province Of Ontario [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Pension plan				$ 539	$ 425
ABO [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Funded percentage				112.00%	113.00%
PBO [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Funded percentage				101.00%	105.00%
Pension Benefits [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Annual pension plan contributions				$ 69	$ 89
Estimated annual pension plan contributions for 2025				428
Estimated annual pension plan contributions for 2026				435
Estimated annual pension plan contributions for 2027				440
Estimated annual pension plan contributions for 2028				446
Transfers from other plans				377	0
Transfer of pension obligations				333	0
Post-Retirement and Post-Employment Benefits [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Annual pension plan contributions				64	51
Estimated annual pension plan contributions for 2025				71
Estimated annual pension plan contributions for 2026				73
Estimated annual pension plan contributions for 2027				74
Estimated annual pension plan contributions for 2028				74
Transfers from other plans				0	0
Transfer of pension obligations		$ 15	$ 8	$ 15	$ 8
Cash as part of the transfer		$ 3	$ 10
Option One [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Percentage of employer matching contribution	4.00%
Option Two [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Percentage of employer matching contribution	5.00%
Option Three [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Percentage of employer matching contribution	6.00%